Taxes - Summary of Deferred Tax Asset Balance and Respective Changes (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deferred tax assets [abstract]
Deferred income tax and social contribution assets	R$ 32,781	R$ 35,869	R$ 38,202
Deferred income tax and social contribution liabilities	R$ 447	R$ 391	R$ (289)